Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Monetary assets
Cash and cash equivalents	$ 448,626	$ 376,163	$ 226,045	$ 235,446	$ 191,162	$ 192,683
Accounts receivable	13,550		11,577
Long-term investments - common shares held	60,103	$ 91,344	59,941	$ 83,887	$ 83,836	$ 196,241
Long-term investments - warrants held	696		1,536
Convertible note receivable	0		17,086
Other long-term assets	11,320		15,211
Monetary liabilities
Accounts payable and accrued liabilities	9,546		13,935
Lease Liability	2,572
Pension liability	3,066		2,685
Currency risk [member]
Monetary assets
Cash and cash equivalents	1,020		1,567
Accounts receivable	91		155
Long-term investments - common shares held	59,678		59,517
Long-term investments - warrants held	696		1,536
Convertible note receivable	0		17,086
Non-revolving term loan	0		816
Other long-term assets	3,477		3,534
Total Canadian dollar denominated monetary assets	64,962		84,211
Monetary liabilities
Accounts payable and accrued liabilities	5,976		9,001
Performance share units	13,200		21,079
Lease Liability	1,638		1,919
Pension liability	3,066		2,685
Total Canadian dollar denominated monetary liabilities	$ 23,880		$ 34,684